Note 8 - Deposits - Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Demand deposits	$ 391,360	$ 284,611
Savings accounts	201,984	140,270
Negotiable order of withdrawal accounts	771,195	558,745
Money market demand accounts	984,677	801,986
Certificates of deposit $250,000 or greater	112,696	131,899
Other certificates of deposit	425,299	425,222
Individual retirement accounts $250,000 or greater	10,323	10,646
Other individual retirement accounts	63,061	64,226
Deposits, Total	$ 2,960,595	$ 2,417,605